Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Amendment Flag	false
Document Creation Date	Dec. 21, 2018
Document Effective Date	Jan. 01, 2019
Prospectus Date	Jan. 01, 2019
EMQQ The Emerging Markets Internet & Ecommerce ETF | EMQQ The Emerging Markets Internet & Ecommerce ETF
Risk/Return:
Trading Symbol	EMQQ
Bernstein U.S. Research Fund | Bernstein U.S. Research Fund
Risk/Return:
Trading Symbol	BERN
Bernstein Global Research Fund | Bernstein Global Research Fund
Risk/Return:
Trading Symbol	BRGL